Loss Per Share	12 Months Ended
Dec. 31, 2019
Loss Per Share
Loss Per Share

15.Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the following periods:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(107,807)	(254,639)	(193,548)	(27,801)

Denominator:
Weighted-average number of ordinary shares outstanding - basic and diluted	310,627,024	310,627,024	310,627,024	310,627,024

Loss per share - basic and diluted	(0.35)	(0.82)	(0.62)	(0.09)